TREASURY STOCK (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TREASURY STOCK
Share repurchase plan, shares repurchased (in shares)	242,830	0	3,448,482
American Depository Shares
TREASURY STOCK
Share repurchase plan, shares repurchased (in shares)	242,830	0	3,448,482